Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of maturity analysis for derivative financial liabilities [Table Text Block]
	Within one year	Between one and five years	More than five years
Trade payables and accrued liabilities	$383,785	$-	$-
Lease obligation	76,070	217,394	-
	$459,855	$217,394	$-

Disclosure of financial assets [Table Text Block]
	December 31, 2019 $	December 31, 2018 $
Amortized cost:
Interest receivable	860	543
Reclamation deposits	232,000	232,000
Fair value through profit or loss:
Cash and cash equivalents	1,640,642	405,849
Marketable securities	-	2,683,560
	1,873,502	3,321,952

Disclosure of financial liabilities [Table Text Block]
	December 31, 2019 $	December 31, 2018 $
Amortized cost:
Trade payables and accrued liabilities	383,785	312,981
Lease obligation	293,464	-
	677,249	312,981

Disclosure of fair value measurement of assets [Table Text Block]
	As at December 31, 2019
	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,640,642	$-	$-

Total	$1,640,642	$-	$-

	As at December 31, 2018
	Level 1	Level 2	Level 3
Cash and cash equivalents	$405,849	$-	$-
Marketable securities	2,683,560	-	-

Total	$3,089,409	$-	$-